BRIDGE BUILDER TRUST

Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”)

Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)

Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”)

Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”)

Bridge Builder International Equity Fund (the “International Equity Fund”)

Supplement dated March 14, 2023

to the Prospectus dated October 28, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.

Peter J. Hunkel no longer serves as a portfolio manager of WCM Investment Management LLC’s Allocated Portion of the International Equity Fund (“WCM’s Allocated Portion of the International Equity Fund”). Paul R. Black, Michael B. Trigg, Sanjay Ayer and Jon Tringale continue to serve as portfolio managers of WCM’s Allocated Portion of the International Equity Fund.

Accordingly, effective immediately, all references and information related to Peter J. Hunkel in the Prospectus are hereby deleted in their entirety.

B.

Timothy P. Collard has been added as a portfolio manager of the portion of the assets of the Small/Mid Cap Value Fund managed by Boston Partners Global Investors, Inc. (“Boston Partners’ Allocated Portion of the Small/Mid Cap Value Fund”). Steven Pollack continues to serve as portfolio manager of Boston Partners’ Allocated Portion of the Small/Mid Cap Value Fund.

Accordingly, effective immediately, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “Boston Partners” in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section” for the Small/Mid Cap Value Fund is replaced with the following:

Portfolio Managers	Position with Boston Partners	Length of Service to the Fund
Steven Pollack, CFA	Portfolio Manager	Since Inception

Timothy Collard	Assistant Portfolio Manager	Since February 2023

2.

The sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers – Small/Mid Cap Value Fund – Boston Partners – Portfolio Manager” under the section entitled “Management of the Funds” is replaced with the following:

Portfolio Managers:

Steven Pollack, CFA, has been a portfolio manager of the Small/Mid Cap Value Fund since its inception and Timothy Collard has been a portfolio manager of the Small/Mid Cap Value Fund since February 2023.

Mr. Pollack is a portfolio manager for the Boston Partners Mid Cap Value Equity product. He has been managing the product since 2001. Mr. Pollack began his investment career in 1984 and joined Boston Partners in 2000.

Mr. Collard is an assistant portfolio manager for the Boston Partners Mid Cap Value Equity product. He began his investment career in 2004 and joined Boston Partners in 2018 as an equity analyst.

C.

Chi Chen has been added as a portfolio manager to the portion of the assets of the Core Plus Bond Fund managed by BlackRock Investment Management LLC (“BlackRock’s Allocated Portion of the Core Plus Bond Fund”). Effective March 31, 2023, Bob Miller will no longer serve as a portfolio manager of BlackRock’s Allocated Portion of the Core Plus Bond Fund. Rick Rieder and David Rogal continue to serve as portfolio managers of BlackRock’s Allocated Portion of the Core Plus Bond Fund.

Accordingly, effective immediately, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “BlackRock” in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section” for the Core Plus Bond Fund is replaced with the following:

Portfolio Managers	Position with BlackRock	Length of Service to the Fund
Rick Rieder	Chief Investment Officer of Fixed Income, Fundamental Portfolios, Head of the Corporate Credit Group, and Portfolio Manager	Since October 2021
Bob Miller*	Managing Director and Portfolio Manager	Since October 2021

David Rogal	Managing Director and Portfolio Manager	Since October 2021
Chi Chen	Director and Portfolio Manager	Since February 2023

* Effective March 31, 2023, Mr. Miller will no longer serve as a portfolio manager to the portion of the assets of the Fund managed by BlackRock. Accordingly, effective March 31, 2023, all references and information herein related to Mr. Miller are hereby deleted in their entirety.

2.

The sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers – Core Plus Bond Fund – BlackRock – Portfolio Managers” under the section entitled “Management of the Funds” is replaced with the following:

Portfolio Managers:

Rick Rieder and David Rogal have been portfolio managers of the Core Plus Bond Fund since October 2021. Bob Miller has been a portfolio manager of the Core Plus Bond Fund since October 2021 and will continue to serve as a portfolio manager of the Core Plus Bond Fund until March 31, 2023. Chi Chen has been a portfolio manager of the Core Plus Bond Fund since February 2023. Messrs. Rieder, Miller and Rogal are members of BlackRock’s Fundamental Fixed Income Portfolio Management Group (the “Group”), which leverages the individual expertise of the Group’s members.

Mr. Rieder has been Chief Investment Officer of Fixed Income-Fundamental Portfolios, and Head of the Corporate Credit Group and the Multi-Sector and Mortgages Group since 2010 and a Managing Director of BlackRock since 2009.

Mr. Miller has been a Managing Director of BlackRock since 2011.

Mr. Rogal has been a member of the US Multi-Sector Fixed Income team within BlackRock’s Global Fixed Income Group since 2009. Previously, he was a member of BlackRock’s Multi-Asset Portfolio Strategies group, where he focused on various research and analytical projects, and was responsible for asset allocation analysis and liability-based portfolio structuring for taxable clients and prospects. Mr. Rogal joined BlackRock in 2006 as an analyst in the Financial Institutions Group.

Ms. Chen is a Portfolio Manager in BlackRock’s Global Fixed Income Investment Group, focusing on US multi-sector fixed income mandates and global government bond mandates. She is co-manager of BlackRock’s Total Return Fund, Core Bond Fund, US Dollar Bond Fund, and Global Government Bond Fund. Ms. Chen joined BlackRock as an analyst in the Global Fixed Income Investment Group in 2012. She has been a Director of BlackRock since 2012. She earned a BA degree, magna cum laude, in Economics and Statistics from Mount Holyoke College.

Effective as of March 31, 2023, all references and information related to Mr. Miller in the Prospectus are hereby deleted in their entirety.

D.

Amy Whitelaw and Suzanne Henige no longer serve as portfolio managers to each of BlackRock’s Allocated Portion of the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, and International Equity Fund (“BlackRock’s Allocated Portions of the Funds”). Jennifer Hsui, Peter Sietsema and Paul Whitehead continue to serve as portfolio managers of BlackRock’s Allocated Portions of the Funds.

Accordingly, effective immediately, all references and information related to Amy Whitelaw and Suzanne Henige in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”)

Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)

Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”)

Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”)

Bridge Builder International Equity Fund (the “International Equity Fund”)

Supplement dated March 14, 2023

to the Statement of Additional Information (“SAI”)

dated October 28, 2022, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.

Peter Hunkel no longer serves as a portfolio manager of WCM Investment Management LLC’s Allocated Portion of the International Equity Fund (“WCM’s Allocated Portion of the International Equity Fund”). Paul R. Black, Michael B. Trigg, Sanjay Ayer and Jon Tringale continue to serve as portfolio managers of WCM’s Allocated Portion of the International Equity Fund.

Accordingly, effective immediately, all references and information related to Peter Hunkel in the SAI are hereby deleted in their entirety.

B.

Timothy P. Collard has been added as a portfolio manager of the portion of the assets of the Small/Mid Cap Value Fund managed by Boston Partners Global Investors, Inc. (“Boston Partners’ Allocated Portion of the Small/Mid Cap Value Fund”). Steven Pollack continues to serve as portfolio manager of Boston Partners’ Allocated Portion of the Small/Mid Cap Value Fund.

Accordingly, effective immediately, the SAI is hereby supplemented and revised as follows:

The sub-section entitled “Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Small/Mid Cap Value Fund –Boston Partners” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for the portfolio managers, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are based on account performance, this information is reflected below. Information is shown as of June 30, 2022, unless otherwise noted. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Steven Pollack	4	$19.8 billion	1	$735 million	43	$4.6 billion
Timothy Collard*	0	$0	0	$0	0	$0
Accounts Subject to Performance Fees
Steven Pollack	0	$0	0	$0	1	$25.9 million
Timothy Collard*	0	$0	0	$0	0	$0

*As of December 31, 2022.

As of June 30, 2022, for Mr. Pollack, and as of December 31, 2022, for Mr. Collard, the above-listed portfolio managers did not beneficially own any shares of the Fund.

C.

Chi Chen has been added as a portfolio manager to the portion of the assets of the Core Plus Bond Fund managed by BlackRock Investment Management LLC (“BlackRock’s Allocated Portion of the Core Plus Bond Fund”). Effective March 31, 2023, Bob Miller will no longer serve as a portfolio manager of BlackRock’s Allocated Portion of the Core Plus Bond Fund. Rick Rieder and David Rogal continue to serve as portfolio managers of BlackRock’s Allocated Portion of the Core Plus Bond Fund. Accordingly, the SAI is hereby supplemented and revised as follows:

1.	Effective immediately, the section entitled “The Funds’ Investment Teams – The Sub-advisers – Core Plus Bond Fund – BlackRock Investment Management, LLC” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for the portfolio managers, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are based on account performance, this information is reflected below. Information is shown as of June 30, 2022, unless otherwise noted. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Rick Rieder	23	$105.7 billion	42	$52.42 billion	19	$10.05 billion
Bob Miller	19	$79.67 billion	18	$26.74 billion	16	$5.94 billion
David Rogal	16	$76.73 billion	10	$22.39 billion	2	$70.54 million
Chi Chen*	8	$27.56 billion	6	$9.39 billion	1	$55.19 million
Accounts Subject to Performance Fees
Rick Rieder	0	$0	7	$1.36 billion	4	$304.3 million
Bob Miller	0	$0	0	$0	7	$3.49 billion
David Rogal	0	$0	0	$0	0	$0
Chi Chen*	0	$0	0	$0	0	$0

*As of December 31, 2022.

As of June 30, 2022, for Messrs. Rieder, Miller and Rogal, and as of December 31, 2022, for Ms. Chen, the above-listed portfolio managers did not beneficially own any shares of the Fund.

Portfolio Manager Potential Material Conflicts of Interest. BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Miller, Rieder and Rogal and Ms. Chen may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Miller, Rieder and Rogal and Ms. Chen may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

Portfolio Manager Compensation Overview. The discussion below describes the portfolio managers’ compensation as of February 28, 2022.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation – Messrs. Miller, Rieder and Rogal and Ms. Chen

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5-

year periods, as applicable. With respect to these portfolio managers, the benchmark for the Funds and other accounts are:

Portfolio Manager	Benchmarks

Bob Miller	A combination of market-based indices (e.g., Bloomberg U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.
Rick Rieder
David Rogal
Chi Chen

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of these Funds have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the IRS limit ($305,000 for 2022). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

2.	Effective as of March 31, 2023, all references and information related to Mr. Miller in the SAI are hereby deleted in their entirety.

D.

Amy Whitelaw and Suzanne Henige no longer serve as portfolio managers to each of BlackRock’s Allocated Portion of the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, and International Equity Fund (“BlackRock’s Allocated Portions of the Funds”). Jennifer Hsui, Peter Sietsema and Paul Whitehead continue to serve as portfolio managers of BlackRock’s Allocated Portions of the Funds.

Accordingly, effective immediately, all references and information related to Amy Whitelaw and Suzanne Henige in the Prospectus are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE